Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000025694
Average Annual Return [Line Items]
Average Annual Return, Percent	20.58%	11.97%	15.84%
C000062556
Average Annual Return [Line Items]
Average Annual Return, Percent	18.39%	10.96%	15.56%
C000157800
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%	10.82%	12.33%
C000164403
Average Annual Return [Line Items]
Average Annual Return, Percent	21.16%	11.66%	12.92%
C000025696
Average Annual Return [Line Items]
Average Annual Return, Percent	21.19%	9.64%	9.82%
C000065218
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	8.19%	8.92%
C000065289
Average Annual Return [Line Items]
Average Annual Return, Percent	44.13%	7.63%	9.42%
C000025697
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	(0.25%)	1.45%
C000025698
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	4.24%	6.29%
C000025699
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%	1.24%	1.27%
C000025691
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	1.50%	1.91%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%	12.90%	15.49%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%	12.90%	15.49%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.81%	11.98%	13.70%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.81%	11.98%	13.70%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	20.80%	9.60%	10.20%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	20.80%	9.60%	10.20%
MSCI Emerging Markets Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	44.18%	7.69%	10.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg Municipal 1-3 Yr Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Average Annual Return, Percent	3.10%	1.76%	1.63%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return, Percent	4.63%	1.27%	1.95%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent	5.99%	3.94%	5.60%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	2.15%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	2.15%